Related Party Transactions - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended	3 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended			3 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended
	Jun. 30, 2014 Minimum	Dec. 31, 2013 Minimum	Mar. 31, 2014 SpinCo term loan	Mar. 31, 2014 SpinCo	Jun. 30, 2014 Management Fees	Dec. 31, 2013 Management Fees	Dec. 31, 2012 Management Fees	Dec. 31, 2011 Management Fees	Dec. 31, 2012 Management Fees Minimum	Jun. 30, 2014 Management Fees Selling, General and Administrative Expenses	Jun. 30, 2013 Management Fees Selling, General and Administrative Expenses	Jun. 30, 2014 Management Fees Selling, General and Administrative Expenses	Jun. 30, 2013 Management Fees Selling, General and Administrative Expenses	Mar. 31, 2014 Management Fees Segment, Discontinued Operations	Jun. 30, 2013 Management Fees Segment, Discontinued Operations	Jun. 30, 2013 Management Fees Segment, Discontinued Operations	Dec. 31, 2013 Management Fees Segment, Discontinued Operations	Dec. 31, 2012 Management Fees Segment, Discontinued Operations	Dec. 31, 2011 Management Fees Segment, Discontinued Operations	Jun. 30, 2014 Management Fees Segment, Discontinued Operations FS Businesses	Mar. 31, 2014 Management Fees For Five of seven of Company's Sponsors	Mar. 31, 2014 Management Fees For each of the two remaining Sponsors	Jun. 30, 2013 Customary fees and expenses Amended and Restated Credit Agreement	Dec. 31, 2013 Customary fees and expenses Amended and Restated Credit Agreement	Jun. 30, 2014 Years 3 through 5	Mar. 31, 2014 Years 3 through 5 Subsequent Event	Jun. 30, 2014 Year six	Mar. 31, 2014 Year six Subsequent Event	Jun. 30, 2014 Year seven	Mar. 31, 2014 Year seven Subsequent Event	Jun. 30, 2014 GMSA	Jun. 30, 2014 GMSA Selling, General and Administrative Expenses	Jun. 30, 2014 GMSA Cost Of Sales And Direct Operating Expenses Member	Jun. 30, 2014 GMSA Development And Maintenance Expenses Member
Related Party Transaction [Line Items]
Management fee as percentage of quarterly adjusted EBITDA					1.10%	1.00%															1.10%
Related party transactions, expenses					$ 50,000	$ 8,000,000	$ 9,000,000	$ 7,000,000	$ 3,000,000	$ 2,000,000	$ 2,000,000	$ 4,000,000	$ 3,000,000	$ 15,000,000	$ 1,000,000	$ 2,000,000	$ 4,000,000	$ 23,000,000	$ 6,000,000	$ 1,000,000			$ 1,000,000	$ 1,000,000
Related party transactions, accrued expenses					2,000,000	4,000,000	4,000,000
Payment for sponsors																						50,000
Related party transaction, amount	120,000	120,000
Royalty payment, percentage																									0.30%	0.30%	0.15%	0.15%	0.075%	0.075%
Issuance of SpinCo term loan			1,025,000,000
Senior Notes				425,000,000
Related party transactions, cost and expenses																															9	3	4	2
Related party transactons, accounts receivable																															$ 1